Putnam Investments
One Post Office Square
Boston, MA 02109
February 11, 2011

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

RE:	Proxy Materials for:
Putnam Municipal Opportunities Trust (Reg. No. 33-60790) (811-07626);
(the “Fund”)

Ladies and Gentlemen:

Pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, we are transmitting for filing via the EDGAR system preliminary proxy materials in connection with a regular meeting of shareholders of the Fund to be held in 2011.

Very truly yours,

/s/ Carlo N. Forcione
Carlo N. Forcione
Vice President and Counsel

cc: James E. Thomas, Esq.